NET LOSS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of the basic and diluted net loss per share attributable to common stockholders

The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the three months ended March 31, 2022 and 2021, respectively (in thousands, except share and per share data).

	Three Months Ended March 31,
	2022	2021
Numerator:
Net loss	$(18,447)	$(8,482)
Net loss attributable to common stockholders	$(18,447)	$(8,482)
Denominator:
Net loss per share attributable to Class A and Class B common stockholders, basic and diluted	$(0.04)	$(0.18)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	452,623,022	47,538,331
Class A	365,544,041	n/a*
Class B	87,078,981	n/a*
*

Prior to the Merger and prior to effecting the recapitalization in 2021, the Company had one class of common stock. Subsequent to the Merger, the Company has two classes of common stock: Class A and Class B common stock.

The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2021 and 2020 (in thousands, except share and per share data).

	Years Ended
	December 31,
	2021	2020
Numerator:
Net loss	$(124,213)	$(21,531)
Net loss attributable to ordinary shareholders	$(124,213)	$(21,531)
Denominator:
Weighted-average ordinary shares outstanding, Class A	173,157,272	138,886,157
Net loss per share attributable to common stockholders, basic and diluted, Class A	$(0.67)	$(0.16)
Weighted-average ordinary shares outstanding, Class B	12,167,200	$—
Net loss per share attributable to common stockholders, basic and diluted, Class B	$(0.67)	$—

Schedule of weighted-average outstanding common stock equivalents excluded from the computation of diluted net loss per share

The following weighted-average outstanding common stock equivalents were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been anti-dilutive.

	March 31,
	2022	2021
Founders Preferred shares	—	162,558
Series A‑1 convertible preferred shares	—	3,654,873
Series A‑2 convertible preferred shares	—	5,372,703
Series A‑3 convertible preferred shares	—	2,485,296
Series A‑4 convertible preferred shares	—	590,688
Series A‑5 convertible preferred shares	—	2,680,236
Series A‑6 convertible preferred shares	—	3,647,817
Series A‑7 convertible preferred shares	—	15,139,917
Series B convertible preferred shares	—	32,834,601
Series C convertible preferred shares	—	20,949,454
Outstanding options	21,479,632	8,975,275
Warrants issued and outstanding	23,153,266	857,142
Restricted stock units	9,317,225	—
Common stock units	1,347,848	—
Performance stock units	44,715,756	—
Total	100,013,727	97,350,560

	December 31,
	2021	2020
Founders Preferred shares	—	484,912
Series A‑1 convertible preferred shares	—	10,902,511
Series A‑2 convertible preferred shares	—	16,026,810
Series A‑3 convertible preferred shares	—	7,413,655
Series A‑4 convertible preferred shares	—	1,762,026
Series A‑5 convertible preferred shares	—	7,995,163
Series A‑6 convertible preferred shares	—	10,881,463
Series A‑7 convertible preferred shares	—	45,162,477
Series B convertible preferred shares	—	97,945,841
Series C convertible preferred shares	—	62,492,365
Options issued and outstanding	17,675,097	25,417,375
Warrants issued and outstanding	23,153,267	—
Restricted stock units	9,621,113	—
Common stock units	1,481,065	—
Performance stock units	44,715,756	—
Total	96,646,298	286,484,598